Summary of Significant Accounting Policies - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 EUR (€)
Disclosure of voluntary change in accounting policy [line items]
Number of segment | segment	1
Impairment loss	€ 196	€ 990
Research tax credit, carryforward period (in years)	3 years
Software | Top of Range
Disclosure of voluntary change in accounting policy [line items]
Estimated useful lives of software and license agreements	8 years
Leased equipment
Disclosure of voluntary change in accounting policy [line items]
Impairment loss	€ 62	€ 503